Executory Contracts	12 Months Ended
Dec. 31, 2021
Disclosure Of Executory Contracts [Abstract]
Executory contracts
22.	Executory contracts
At 31 December 2020, the Group held an option to purchase crypto assets. This option was deemed to be a non-financial
instrument because the option can only be settled for the underlying assets, rather than cash. As a result, this arrangement was treated as an executory contract to exercise the option, and was therefore held off the balance sheet. This executory contract had an intrinsic value of £270,013 at 31 December 2020.
At 31 December 2021 the Group does not have any similar arrangements.